Vanguard® New York Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of February 28, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.9%)
New York (99.2%)
	Brookhaven Local Development Corp. Health, Hospital Nursing Home Revenue	3.375%	10/1/40	500	517
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	10/1/45	2,500	2,763
	Brookhaven Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	10/1/50	2,000	2,379
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/22	1,250	1,267
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/24	1,800	1,945
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/25	1,655	1,839
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/26	3,000	3,411
[1]	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	4.000%	7/15/29	375	410
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/30	5,990	6,766
	Brooklyn Arena Local Development Corp. Miscellaneous Revenue (Barclays Center Project)	5.000%	7/15/42	3,210	3,559
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/31	10,890	8,163
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/32	2,100	1,516
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/33	2,595	1,807
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/35	2,490	1,614
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/45	3,180	1,407
	Brooklyn Arena Local Development Corp. Recreational Revenue (Barclays Center Project)	0.000%	7/15/46	1,580	667
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,400	2,901
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	1,300	1,458
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/35	3,200	3,253
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/36	1,100	1,116
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/37	865	877
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	1,600	1,785

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,530	1,638
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/45	2,865	2,807
	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	1/1/47	1,160	1,229
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	4/1/50	3,000	2,905
[1]	Broome County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	4/1/50	5,080	5,567
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital Nursing Home Revenue	4.000%	7/1/45	1,890	1,950
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,395	1,521
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,170	2,335
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	1,590	1,779
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,155	1,237
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	7/1/35	3,710	4,006
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	5,515	5,983
	Buffalo & Erie County Industrial Land Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/40	7,870	8,372
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/42	1,380	1,574
	Buffalo & Fort Erie Public Bridge Authority Highway Revenue	5.000%	1/1/47	4,635	5,284
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/25	630	700
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/28	2,010	2,236
	Buffalo Municipal Water Finance Authority Water Revenue	5.000%	7/1/29	500	556
[1]	Buffalo Municipal Water Finance Authority Water Revenue	3.000%	7/1/35	15	16
[2]	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/30	155	187
[2]	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/31	175	210
[2]	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/32	165	198
[2]	Buffalo Sewer Authority Sewer Revenue	5.000%	6/15/33	175	210
[2]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/34	175	198
[2]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/35	240	271
[2]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/36	265	299
[2]	Buffalo Sewer Authority Sewer Revenue	4.000%	6/15/51	750	824
[3]	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/1/31	1,300	1,356
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/31	100	109
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/31	650	692
[3]	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	6/1/36	565	623
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/36	400	435
[3]	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	6/1/41	600	658
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/41	2,575	2,703

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	6/1/51	3,085	3,340
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/51	4,030	4,166
[3]	Build NYC Resource Corp. Charter School Aid Revenue	5.000%	6/1/56	1,310	1,413
	Build NYC Resource Corp. Charter School Aid Revenue	4.000%	6/15/56	1,835	1,887
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/27	200	216
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/28	270	292
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/29	225	243
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/30	310	335
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/32	660	713
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/33	730	788
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/34	580	626
	Build NYC Resource Corp. College & University Revenue	5.000%	6/1/38	1,365	1,469
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/22	3,010	3,052
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/29	1,890	2,114
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/36	5,000	5,567
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	5.000%	7/1/41	3,225	3,573
	Build NYC Resource Corp. College & University Revenue (New York Law School Project)	4.000%	7/1/45	185	196
[3]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/39	2,465	2,550
[3]	Build NYC Resource Corp. Economic Development Revenue	5.000%	12/1/49	3,410	3,478
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), ETM	5.000%	7/1/23	1,525	1,604
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,325	1,437
	Build NYC Resource Corp. Health, Hospital, Nursing Home Revenue (NY Methodist Hospital Project), Prere.	5.000%	7/1/24	1,000	1,085
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	6/1/24	750	807
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/25	100	111
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/26	85	97
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/27	75	87
	Build NYC Resource Corp. Miscellaneous Revenue	5.000%	7/1/35	130	159
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/36	130	147
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/37	165	186
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/38	150	168
	Build NYC Resource Corp. Miscellaneous Revenue	3.000%	7/1/39	550	564
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/44	975	1,084
	Build NYC Resource Corp. Miscellaneous Revenue	4.000%	7/1/49	1,400	1,547
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	4.000%	8/1/25	1,230	1,334

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	500	559
	Build NYC Resource Corp. Miscellaneous Revenue (YMCA of Greater NY Project), Prere.	5.000%	8/1/25	1,000	1,118
[3]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	2.500%	6/15/31	1,455	1,399
[3]	Build NYC Resource Corp. Private Schools Revenue (Shefa School Project)	5.000%	6/15/51	3,000	3,397
	Copiague Union Free School District GO	3.000%	2/15/33	1,005	1,024
	Dobbs Ferry Local Development Corp. College & University Revenue (Mercy College Project)	5.000%	7/1/39	3,120	3,348
	Dobbs Ferry Local Development Corp. College & University Revenue (Mercy College Project)	5.000%	7/1/44	2,635	2,829
	Dutchess County Local Development Corp.	5.000%	7/1/48	100	118
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/29	250	287
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/30	220	252
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/31	1,170	1,336
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/32	450	513
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/33	250	285
	Dutchess County Local Development Corp. College & University Revenue	5.000%	7/1/34	1,390	1,583
[3]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/40	1,000	1,148
[3]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/45	2,000	2,274
[3]	Dutchess County Local Development Corp. College & University Revenue (Bard College Project)	5.000%	7/1/51	2,750	3,109
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/25	500	548
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/26	300	335
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/27	805	903
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/28	950	1,060
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/29	500	556
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/30	380	420
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/31	575	634
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/32	240	264
	Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/33	200	220

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/36	145	159
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/41	815	890
Dutchess County Local Development Corp. College & University Revenue (Culinary Institute of America Project)	5.000%	7/1/46	600	652
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/40	1,470	1,626
Dutchess County Local Development Corp. College & University Revenue (Marist College Project)	5.000%	7/1/45	1,415	1,564
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/33	565	656
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/34	275	319
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/35	1,200	1,391
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/37	1,000	1,158
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	5.000%	7/1/42	7,250	8,376
Dutchess County Local Development Corp. College & University Revenue (Vassar College Project)	4.000%	7/1/46	5,600	6,128
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	2,000	2,267
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,505	1,706
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,595	1,807
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,305	2,505
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,185	1,287
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	650	659
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,540	1,669
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,055	1,142
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	2,360	2,538
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	3,810	4,083
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/49	6,600	7,030
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	655	711
Dutchess County Local Development Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,000	2,170
Erie County Fiscal Stability Authority Sales Tax Revenue	4.000%	9/1/33	600	668

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Erie County Fiscal Stability Authority Sales Tax Revenue	5.000%	9/1/39	1,010	1,181
[1]	Haverstraw-Stony Point Central School District GO	5.000%	10/15/33	300	319
[1]	Haverstraw-Stony Point Central School District GO	5.000%	10/15/36	1,000	1,063
[1]	Hempstead NY GO	4.000%	4/1/29	4,500	4,839
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/29	400	475
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/30	200	241
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	6/1/32	250	305
	Hempstead Town Local Development Corp. College & University Revenue (Adelphi University Project)	5.000%	9/1/43	5,000	5,246
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	4.000%	7/1/32	450	463
	Hempstead Town Local Development Corp. College & University Revenue (Hofstra University Project)	3.000%	7/1/51	4,500	4,312
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/26	700	785
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/27	1,740	1,994
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/29	2,170	2,312
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/30	670	759
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/32	370	418
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/34	1,800	1,910
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/37	630	709
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	480	540
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/38	870	997
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/39	1,645	1,740
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/43	1,025	1,163
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/44	1,670	1,760
	Hempstead Town Local Development Corp. College & University Revenue (Molloy College Project)	5.000%	7/1/48	1,100	1,241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Hempstead Town New York Local Development Corp. College & University Revenue TOB VRDO	0.240%	3/3/22	1,430	1,430
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	3,605	4,197
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	2,125	2,471
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	14,000	16,255
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	5,545	6,409
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/37	3,000	3,464
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	3,600	4,152
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/38	3,000	3,452
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	4,500	5,171
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	14,900	17,078
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/43	3,000	3,408
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	14,405	15,514
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	4,000	4,535
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	8,000	9,145
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	2.750%	2/15/47	4,000	3,698
[1]	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/47	10,550	11,332
	Jefferson County Civic Facility Development Corp. Health, Hospital Nursing Home Revenue (Samaritan Medical Center Project)	4.000%	11/1/47	1,875	1,927
	Jefferson County Civic Facility Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	755	768
	Johnstown City School District GO	3.000%	6/15/33	1,935	1,987
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/24	19,830	19,159
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	1,000	1,123
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/27	15,905	14,503
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/29	1,000	1,181
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/33	4,885	5,655
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/33	750	881
	Long Island Power Authority Electric Power & Light Revenue	4.000%	9/1/34	7,550	8,421
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	4,500	4,895
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/34	1,050	1,232
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	6,000	6,523
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/35	1,500	1,758

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,000	2,276
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	2,285	2,725
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	2,150	2,560
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/38	2,150	2,554
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/39	5,700	6,185
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/41	2,500	2,835
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	7,500	8,714
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	12,000	13,007
Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/46	3,500	3,961
Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	5,250	5,281
Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	4,200	4,067
Long Island Power Authority Electric Power & Light Revenue PUT	1.500%	9/1/26	5,000	4,962
Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	2,050	2,094
Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	2,535	2,589
Madison County Capital Resource Corp. College & University Revenue	5.000%	7/1/40	1,495	1,655
Madison County Capital Resource Corp. College & University Revenue	5.000%	7/1/43	6,000	6,633
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/26	410	458
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	870	1,011
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/27	25	29
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	40	47
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/31	2,730	3,169
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/32	75	88
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	2,600	3,015
Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.125%	11/15/33	1,045	1,079
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	10,100	11,095
Metropolitan Transportation Authority Fuel Sales Tax Revenue	3.500%	11/15/34	1,000	1,046
Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/34	500	548
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	1,770	2,029
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/34	160	185
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,055	1,224

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	320	371
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	610	698
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	675	789
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	165	190
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	5,000	5,668
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	8,000	9,158
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/47	5,075	5,876
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/57	5,865	6,840
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	11,095	9,165
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	1,210	942
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	1,070	1,118
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	2,935	3,220
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,120	1,150
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,970	2,202
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/27	2,240	1,982
Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/27	125	127
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	7,225	8,033
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	6,695	5,591
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	3,865	4,289
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,000	1,125
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,890	2,127
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	3,000	3,367
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	1,015	1,138
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	500	379
Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/32	370	374
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	7,500	8,094
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	5,050	5,427
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,000	1,075
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	885	974
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	500	367

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/33	90	92
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	505	580
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,500	2,974
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	150	161
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/33	200	214
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	200	220
Metropolitan Transportation Authority Transit Revenue	3.125%	11/15/35	165	166
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	3,800	4,084
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	3,505	3,765
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	3,060	3,362
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	4,020	4,416
Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	1,745	1,761
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	540	572
Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	110	112
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/37	5,000	5,338
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	6,020	6,251
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	550	641
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/39	3,655	3,866
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/40	5,000	5,408
Metropolitan Transportation Authority Transit Revenue	3.500%	11/15/41	805	814
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	2,000	2,052
Metropolitan Transportation Authority Transit Revenue	4.250%	11/15/42	210	214
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	2,000	2,052
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	1,930	1,980
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	5,000	5,854
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	735	771
Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	7,585	8,600
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	615	664
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	5,400	5,708
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	4,950	5,327

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	2,000	2,143
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	3,000	3,212
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	1,120	1,203
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/51	4,000	4,262
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/51	1,500	1,662
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	2,535	2,769
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	4,770	5,564
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/56	2,000	2,227
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	4,000	4,510
	Metropolitan Transportation Authority Transit Revenue PUT	5.000%	11/15/24	12,500	13,606
[1,3,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.260%	3/3/22	5,335	5,335
[1,3,4]	Metropolitan Transportation Authority Transit Revenue TOB VRDO	0.280%	3/3/22	2,975	2,975
[4]	Metropolitan Transportation Authority Transit Revenue VRDO	0.100%	3/1/22	13,400	13,400
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	1,160	1,195
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	3,325	3,424
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	3,070	3,161
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	1,925	1,982
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	2,050	2,150
[3]	Monroe County NY Industrial Development Corp. Charter School Aid Revenue	5.000%	6/1/50	1,260	1,412
[3]	Monroe County NY Industrial Development Corp. Charter School Aid Revenue	5.000%	6/1/59	1,080	1,202
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/22	340	348
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/23	470	496
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/29	1,250	1,393
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/31	1,000	1,111
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,780	1,968
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/32	1,295	1,431
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/32	1,640	1,820
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	10/1/32	600	687
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/33	1,650	1,823
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/33	1,400	1,553

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/36	1,000	1,102
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/36	900	992
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,109
Monroe County NY Industrial Development Corp. College & University Revenue	5.500%	6/1/39	1,500	1,622
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/39	1,500	1,603
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	6/1/44	2,500	2,678
Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/45	4,030	4,446
Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	10/1/47	1,300	1,380
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/31	2,000	2,323
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	5.000%	7/1/36	1,000	1,159
Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	12,850	14,218
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	1,550	1,776
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	1,000	1,139
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/32	4,200	5,166
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	12/1/33	300	315
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,227
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,100	1,245
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	2,510	3,077
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,055	1,194
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	3,200	3,598
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,215	1,374
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/37	2,195	2,134
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	2,600	2,669
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/38	1,000	1,121
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/39	1,000	1,117
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/40	1,000	923
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/41	145	155
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/42	5,635	5,764
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/46	7,890	8,632

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Monroe County NY Industrial Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/46	5,000	5,575
Mount Vernon NY City School District GO	4.000%	12/1/32	2,480	2,740
Mount Vernon NY City School District GO	4.000%	12/1/33	2,370	2,610
MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	22,000	23,020
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	2,620	2,657
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,235	1,299
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	690	726
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	925	999
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	125	135
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,900	2,056
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	8,765	8,859
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,618
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,690	1,823
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,565	1,687
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,750	1,884
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,000	2,021
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,076
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	425	428
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,220	2,383
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,050	1,061
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	4,000	4,058
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	1,535	1,557
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	3,025	3,069
Nassau County Local Economic Assistance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/22	8,245	8,365
Nassau County NY GO, Prere.	5.000%	4/1/24	1,740	1,875
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/22	270	274
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/25	325	359
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/26	335	368
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/27	425	466
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/28	375	410
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/33	1,135	1,240
New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/35	1,000	1,091

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Rochelle NY College & University Revenue (IONA College Project)	5.000%	7/1/45	2,230	2,416
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/36	3,100	3,742
	New York City Educational Construction Fund Lease Revenue	5.000%	4/1/37	2,850	3,435
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/29	405	492
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/30	580	718
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/31	610	767
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/32	650	812
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/33	675	842
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/34	500	623
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/35	500	622
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/36	525	653
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	5.000%	2/15/37	335	416
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	3.000%	2/15/45	1,500	1,540
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/45	890	1,005
	New York City Health and Hospitals Corp. Health, Hospital, Nursing Home Revenue	4.000%	2/15/48	640	720
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	5.000%	7/1/23	1,000	1,049
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	5/1/28	2,025	2,100
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.850%	11/1/28	3,195	3,316
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.900%	5/1/29	3,480	3,606
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.950%	11/1/29	1,670	1,732
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.100%	5/1/30	1,300	1,352
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.125%	11/1/30	2,000	2,080
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/30	3,000	3,091
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.150%	5/1/31	1,325	1,375
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	11/1/31	1,245	1,263
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/33	545	561
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.600%	11/1/33	4,000	4,172
[4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/15/34	5,000	5,091
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.100%	11/1/36	2,000	1,828
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.700%	11/1/38	8,800	9,125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/39	5,000	5,028
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.400%	11/1/39	3,000	3,093
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.800%	11/1/39	2,355	2,465
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	8/1/40	1,200	1,115
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	500	440
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.250%	11/1/41	2,000	1,772
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.850%	11/1/43	8,000	8,302
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.250%	11/1/43	16,000	16,917
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.000%	11/1/44	12,070	11,863
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.400%	11/1/46	2,000	1,725
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/46	4,000	3,586
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.800%	11/1/47	430	439
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.900%	11/1/48	4,000	4,094
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	8,000	8,203
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.050%	11/1/48	4,040	4,219
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.650%	11/1/49	3,550	3,598
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/49	3,500	3,594
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	2/1/50	9,135	8,288
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.450%	5/1/50	3,800	3,810
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.650%	11/1/50	2,500	2,217
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	2/1/51	9,905	8,858
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.750%	5/1/51	3,000	2,681
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.250%	8/1/51	7,000	6,842
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	1,000	846
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.500%	11/1/51	1,000	854
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	4.000%	11/1/53	15,000	15,564
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.750%	11/1/54	3,225	3,272
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	11/1/55	2,500	2,182
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.600%	11/1/56	2,000	1,719
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.800%	11/1/60	2,500	2,212

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	2.700%	5/1/61	2,000	1,725
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	3,000	2,894
[5]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.900%	1/1/26	4,625	4,482
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	5,050	5,246
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	2.950%	2/1/26	7,000	7,272
[3,4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.230%	3/3/22	5,000	5,000
[3,4]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue TOB VRDO	0.260%	3/3/22	2,770	2,770
[1]	New York City Industrial Development Agency Miscellaneous Revenue	5.000%	1/1/31	3,630	4,476
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/33	4,610	4,726
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/34	2,255	2,292
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/35	705	710
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/36	750	752
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	5,975	5,962
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/39	2,500	2,494
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/40	1,375	1,363
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/46	4,135	4,058
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	5.000%	3/1/30	750	922
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	2,250	2,297
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	455	437
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	4,000	4,041
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/39	2,565	2,582
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	2,000	2,007
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	3,980	4,417
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	4,350	4,748
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	7,050	6,843
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	12,250	11,467

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	New York City Industrial Development Agency Private Schools Revenue (Stars-Churchill School Center Project)	2.250%	10/1/29	1,130	1,108
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/34	5,285	3,758
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/35	4,450	3,054
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/40	595	337
[6]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/41	660	359
[3,4]	New York City Municipal Water Finance Authority Water & Sewer System Water Revenue TOB VRDO	0.230%	3/3/22	5,440	5,440
[3,4]	New York City NY GO TOB VRDO	0.110%	3/1/22	2,900	2,900
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/31	2,820	3,390
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	2,715	3,176
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/34	4,000	4,611
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	2,500	2,781
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	6,750	7,753
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	3,100	3,400
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	5,000	5,966
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	3,620	4,021
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/37	5,000	5,709
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/38	2,500	2,538
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	5,000	5,528
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/39	3,000	3,034
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	7,315	8,093
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	2,225	2,459
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/42	7,255	8,101
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/43	5,000	5,570
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/45	5,000	5,497
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/47	5,000	4,914
[3,4]	New York City Transitional Finance Authority Building Aid Appropriations Revenue VRDO	0.220%	3/3/22	9,300	9,300
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	3,790	4,549
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	1,910	2,293
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	5,994
	New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	5,000	5,488

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	3,000	3,591
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	3,520	3,908
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	5,000	5,479
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/37	5,050	5,598
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,000	9,546
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	575	686
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/38	14,190	15,688
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/38	3,000	3,576
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/39	3,000	3,310
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	5,385	5,749
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	11,655	12,728
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/41	2,000	2,013
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	10,965	12,994
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,930	3,472
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,520	1,656
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,410	1,573
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/46	3,000	3,271
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	8,510	8,866
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.000%	8/1/48	8,775	8,599
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	8/1/48	2,740	3,060
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	5,050	5,676
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,000	3,746
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	300	350
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	5,370	6,028
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	3,000	3,733
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	2,290	2,875
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	10,275	11,449
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	9,500	10,657
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/33	1,000	1,252
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,000	2,331

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/34	3,880	4,285
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	5,500	6,335
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/35	3,600	3,944
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,750	3,265
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/35	2,010	2,293
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/36	4,000	4,326
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	2,500	2,844
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	2,000	2,257
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/36	5,000	5,519
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	11,600	12,564
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,250	1,418
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	9,495	11,459
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/37	5,020	5,530
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	5,000	5,555
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	2,500	2,548
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/38	3,860	4,368
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	10,000	11,328
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	3,000	3,395
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,000	5,611
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,000	5,722
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	2,730	3,081
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	4,965	5,732
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,790	5,356
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	4,000	4,499
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	9,340	10,968
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/40	2,305	2,577
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	8/1/42	1,730	1,756
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	2,560	2,761
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	3,465	3,885
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	7,500	8,578

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/43	6,000	6,608
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/44	4,000	4,399
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	1,675	1,856
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	6,000	5,917
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/47	7,720	7,613
[3,4]	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue TOB VRDO	0.220%	3/3/22	3,800	3,800
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.100%	3/1/22	1,100	1,100
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.100%	3/1/22	11,920	11,920
	New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue VRDO	0.110%	3/1/22	21,360	21,360
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/31	2,500	2,750
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/25	610	686
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/26	275	317
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/27	525	618
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/28	385	462
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/29	350	428
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/30	400	490
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	1,020	1,249
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/31	2,000	2,505
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/32	350	428
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/32	2,250	2,810
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	4,000	4,587
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/33	450	551
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/34	2,000	2,274
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/34	400	489
	New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/35	3,100	3,495
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/35	500	611
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/36	900	1,096
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/37	2,255	2,744
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/38	2,070	2,513
	New York City Trust for Cultural Resources Miscellaneous Revenue	5.000%	12/1/39	605	732

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	New York City Trust for Cultural Resources Miscellaneous Revenue TOB VRDO	0.260%	3/3/22	5,335	5,335
	New York City Trust for Cultural Resources Miscellaneous Revenue, Prere.	5.000%	8/1/23	4,000	4,224
	New York City Water & Sewer System Sewer Revenue VRDO	0.110%	3/1/22	500	500
	New York City Water & Sewer System Sewer Revenue VRDO	0.110%	3/1/22	14,585	14,585
	New York City Water & Sewer System Sewer Water Revenue	3.000%	6/15/44	5,000	4,955
	New York City Water & Sewer System Water Revenue	5.000%	6/15/28	2,855	3,187
	New York City Water & Sewer System Water Revenue	5.000%	6/15/32	3,000	3,389
	New York City Water & Sewer System Water Revenue	5.000%	6/15/34	3,000	3,387
	New York City Water & Sewer System Water Revenue	5.000%	6/15/35	3,000	3,384
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	7,500	8,738
	New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,000	3,381
	New York City Water & Sewer System Water Revenue	4.000%	6/15/37	11,150	12,340
	New York City Water & Sewer System Water Revenue	5.000%	6/15/37	4,965	5,515
	New York City Water & Sewer System Water Revenue	5.000%	6/15/37	2,500	2,777
	New York City Water & Sewer System Water Revenue	5.000%	6/15/37	10,000	11,639
	New York City Water & Sewer System Water Revenue	5.000%	6/15/38	10,000	11,449
	New York City Water & Sewer System Water Revenue	4.000%	6/15/39	5,025	5,543
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	10,040	11,131
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	5,915	6,558
	New York City Water & Sewer System Water Revenue	5.000%	6/15/39	7,500	8,315
	New York City Water & Sewer System Water Revenue	4.000%	6/15/40	1,300	1,455
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	7,500	8,328
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	6,010	6,715
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	4,740	5,329
	New York City Water & Sewer System Water Revenue	4.000%	6/15/41	10,000	11,242
	New York City Water & Sewer System Water Revenue	3.500%	6/15/42	5,000	5,706
	New York City Water & Sewer System Water Revenue	4.000%	6/15/42	5,340	6,027
	New York City Water & Sewer System Water Revenue	4.000%	6/15/45	5,000	5,660
	New York City Water & Sewer System Water Revenue	5.000%	6/15/45	8,545	9,174
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	10,465	10,957

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	9,000	9,929
	New York City Water & Sewer System Water Revenue	5.000%	6/15/46	15,000	17,360
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	7,455	8,002
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	1,000	1,134
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	3,000	3,462
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	9,885	10,801
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	2,500	2,760
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	11,825	14,008
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	1,570	1,876
	New York City Water & Sewer System Water Revenue	3.000%	6/15/50	1,200	1,175
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	6,000	6,690
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	6,000	6,655
	New York City Water & Sewer System Water Revenue	3.000%	6/15/51	2,000	1,957
	New York City Water & Sewer System Water Revenue	4.000%	6/15/51	3,500	3,917
	New York City Water & Sewer System Water Revenue	4.000%	6/15/51	6,500	7,274
	New York City Water & Sewer System Water Revenue	4.000%	6/15/52	1,000	1,124
[4]	New York City Water & Sewer System Water Revenue VRDO	0.110%	3/1/22	22,900	22,900
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/22	500	514
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/33	4,655	5,200
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/40	250	266
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	16,005	17,807
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/41	6,000	3,141
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/44	11,075	5,122
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/45	5,580	6,187
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/46	13,640	15,501
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/51	11,365	3,994
	New York Counties Tobacco Trust VI	2.450%	6/1/42	970	932
	New York Counties Tobacco Trust VI Tobacco Settlement Funded Revenue	5.625%	6/1/35	8,700	9,260
	New York Liberty Development Corp.	2.250%	2/15/41	6,175	5,368
[7]	New York Liberty Development Corp. Economic Development Revenue	3.000%	9/15/43	3,000	2,962
[7]	New York Liberty Development Corp. Economic Development Revenue	3.125%	9/15/50	12,000	11,807

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	New York Liberty Development Corp. Economic Development Revenue	3.250%	9/15/52	3,375	3,316
[7]	New York Liberty Development Corp. Economic Development Revenue	3.500%	9/15/52	2,025	1,976
	New York Liberty Development Corp. Industrial Revenue	5.500%	10/1/37	10,406	14,207
	New York Liberty Development Corp. Industrial Revenue	5.000%	9/15/40	4,680	4,688
	New York Liberty Development Corp. Industrial Revenue	5.000%	3/15/44	5,965	5,975
	New York Liberty Development Corp. Industrial Revenue	2.450%	9/15/69	22,325	22,553
	New York Liberty Development Corp. Industrial Revenue	2.625%	9/15/69	9,885	9,867
	New York Liberty Development Corp. Industrial Revenue	2.800%	9/15/69	15,615	15,487
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	3.000%	2/15/42	5,500	5,443
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	4.000%	2/15/43	50	55
	New York Liberty Development Corp. Intergovernmental Agreement Revenue	2.750%	2/15/44	14,750	13,674
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.300%	11/15/34	3,000	2,815
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.400%	11/15/35	3,750	3,532
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.500%	11/15/36	3,000	2,839
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.750%	11/15/41	18,450	17,576
	New York Liberty Development Corp. Lease (Appropriation) Revenue	2.875%	11/15/46	15,000	14,047
	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	17,250	16,522
[2]	New York Liberty Development Corp. Lease (Appropriation) Revenue	3.000%	11/15/51	1,500	1,453
	New York Liberty Development Corp. Miscellaneous Revenue	5.250%	10/1/35	63,525	82,801
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.750%	10/1/43	3,150	3,297
	New York Mortgage Agency Local or Guaranteed Housing Revenue	2.700%	10/1/47	3,500	3,303
	New York Mortgage Agency Local or Guaranteed Housing Revenue	3.800%	10/1/48	7,840	8,091
	New York NY GO	5.000%	8/1/22	2,535	2,581
	New York NY GO	5.000%	8/1/26	3,140	3,571
	New York NY GO	5.000%	8/1/26	3,875	4,459
	New York NY GO	5.000%	1/1/27	3,500	4,064
	New York NY GO	5.000%	8/1/27	4,560	4,955
	New York NY GO	5.000%	9/1/27	3,805	4,488
	New York NY GO	5.000%	8/1/28	3,000	3,354
	New York NY GO	5.000%	8/1/28	2,320	2,772
	New York NY GO	5.000%	8/1/29	5,010	5,517
	New York NY GO	5.000%	8/1/29	5,070	5,801
	New York NY GO	5.000%	8/1/29	3,515	3,970
	New York NY GO	5.000%	8/1/29	5,195	6,196
	New York NY GO	5.000%	8/1/29	3,000	3,679
	New York NY GO	5.000%	8/1/30	5,050	5,771
	New York NY GO	5.000%	8/1/30	4,720	5,394
	New York NY GO	5.000%	8/1/30	4,000	4,761

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/30	2,335	2,499
New York NY GO	5.000%	8/1/30	3,000	3,351
New York NY GO	5.000%	8/1/30	3,000	3,743
New York NY GO	4.000%	8/1/31	2,775	3,045
New York NY GO	5.000%	8/1/31	2,000	2,173
New York NY GO	5.000%	8/1/31	7,810	9,151
New York NY GO	5.000%	8/1/31	1,440	1,707
New York NY GO	5.000%	8/1/31	3,000	3,713
New York NY GO	5.000%	12/1/31	1,770	2,037
New York NY GO	4.000%	8/1/32	1,935	2,118
New York NY GO	5.000%	8/1/32	8,770	9,644
New York NY GO	5.000%	8/1/32	1,250	1,504
New York NY GO	5.000%	8/1/32	3,735	4,418
New York NY GO	5.000%	8/1/32	1,000	1,235
New York NY GO	5.000%	10/1/32	2,485	3,035
New York NY GO	5.000%	12/1/32	1,240	1,497
New York NY GO	3.250%	3/1/33	3,000	3,200
New York NY GO	5.000%	8/1/33	1,260	1,328
New York NY GO	5.000%	8/1/33	2,875	3,237
New York NY GO	5.000%	8/1/33	1,145	1,305
New York NY GO	5.000%	8/1/33	1,000	1,202
New York NY GO	5.000%	4/1/34	3,680	4,574
New York NY GO	4.000%	8/1/34	4,535	5,025
New York NY GO	5.000%	8/1/34	2,000	2,399
New York NY GO	5.000%	8/1/34	2,260	2,710
New York NY GO	5.000%	8/1/34	1,125	1,391
New York NY GO	5.000%	12/1/34	5,000	6,003
New York NY GO	3.000%	3/1/35	2,500	2,636
New York NY GO	5.000%	8/1/35	2,000	2,467
New York NY GO	4.000%	10/1/35	1,000	1,131
New York NY GO	5.000%	10/1/35	1,945	2,277
New York NY GO	5.000%	12/1/35	2,500	2,866
New York NY GO	4.000%	3/1/36	1,500	1,682
New York NY GO	5.000%	6/1/36	910	1,007
New York NY GO	4.000%	8/1/36	2,500	2,724
New York NY GO	4.000%	8/1/36	1,385	1,567
New York NY GO	5.000%	10/1/36	5,000	5,842
New York NY GO	5.000%	10/1/36	2,590	3,138
New York NY GO	5.000%	10/1/36	10	10
New York NY GO	5.000%	3/1/37	3,500	4,262
New York NY GO	5.000%	3/1/37	7,500	8,804
New York NY GO	5.000%	3/1/37	45	47
New York NY GO	4.000%	8/1/37	2,070	2,337
New York NY GO	4.000%	8/1/37	2,500	2,854
New York NY GO	5.000%	8/1/37	4,000	4,535
New York NY GO	4.000%	10/1/37	1,500	1,690
New York NY GO	4.000%	3/1/38	4,850	5,494
New York NY GO	5.000%	3/1/38	7,500	8,787
New York NY GO	5.000%	3/1/38	2,000	2,426
New York NY GO	5.000%	4/1/38	1,000	1,174
New York NY GO	4.000%	8/1/38	5,005	5,613
New York NY GO	4.000%	8/1/38	2,500	2,846
New York NY GO	5.000%	8/1/38	10,000	11,328
New York NY GO	5.000%	8/1/38	3,430	4,195
New York NY GO	5.000%	10/1/38	6,500	7,579
New York NY GO	5.000%	10/1/38	2,910	3,511
New York NY GO	4.000%	3/1/39	1,050	1,105
New York NY GO	5.000%	3/1/39	5,315	6,225

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	3/1/39	2,000	2,420
	New York NY GO	5.000%	3/1/39	2,000	2,451
	New York NY GO	4.000%	8/1/39	3,280	3,683
	New York NY GO	4.000%	8/1/39	2,500	2,838
	New York NY GO	4.000%	10/1/39	4,000	4,486
	New York NY GO	5.000%	10/1/39	2,220	2,673
	New York NY GO	5.000%	10/1/39	8,910	10,390
	New York NY GO	4.000%	8/1/40	1,155	1,294
	New York NY GO	4.000%	8/1/40	2,500	2,830
	New York NY GO	4.000%	10/1/40	3,000	3,357
	New York NY GO	3.000%	3/1/41	5,010	5,149
	New York NY GO	4.000%	8/1/41	2,035	2,276
	New York NY GO	4.000%	8/1/41	2,500	2,826
	New York NY GO	3.000%	10/1/41	2,250	2,310
	New York NY GO	4.000%	10/1/41	7,950	8,740
	New York NY GO	4.000%	12/1/41	1,215	1,347
	New York NY GO	5.000%	12/1/41	8,000	9,100
	New York NY GO	5.000%	12/1/41	4,850	5,760
	New York NY GO	4.000%	3/1/42	1,500	1,667
	New York NY GO	4.000%	8/1/42	7,000	7,787
	New York NY GO	4.000%	8/1/42	2,500	2,820
	New York NY GO	5.000%	8/1/42	2,365	2,871
	New York NY GO	5.000%	10/1/42	3,000	3,590
	New York NY GO	4.000%	12/1/42	3,835	4,245
	New York NY GO	5.000%	3/1/43	5,500	6,605
	New York NY GO	5.000%	3/1/43	4,180	5,081
	New York NY GO	5.000%	4/1/43	6,500	7,586
	New York NY GO	5.000%	8/1/43	4,020	4,786
	New York NY GO	5.000%	8/1/43	2,340	2,832
	New York NY GO	5.000%	10/1/43	3,000	3,583
	New York NY GO	4.000%	12/1/43	2,415	2,668
	New York NY GO	4.000%	3/1/44	2,000	2,214
	New York NY GO	5.000%	3/1/44	1,000	1,213
	New York NY GO	4.000%	8/1/44	9,205	10,203
	New York NY GO	3.000%	10/1/44	3,000	3,058
	New York NY GO	5.000%	12/1/44	3,000	3,550
	New York NY GO	5.000%	4/1/45	5,000	5,822
	New York NY GO	4.000%	3/1/50	525	577
	New York NY GO	5.000%	3/1/50	6,200	7,469
	New York NY GO	3.000%	8/1/50	4,000	4,042
	New York NY GO	4.000%	8/1/50	6,000	6,680
	New York NY GO	3.000%	3/1/51	3,000	3,028
[3,4]	New York NY GO TOB VRDO	0.220%	3/3/22	1,715	1,715
[3,4]	New York NY GO TOB VRDO	0.220%	3/3/22	12,935	12,935
[3,4]	New York NY GO TOB VRDO	0.230%	3/3/22	3,255	3,255
	New York NY GO VRDO	0.100%	3/1/22	12,100	12,100
	New York NY GO, Prere.	5.000%	3/1/23	2,500	2,602
	New York NY GO, Prere.	5.000%	3/1/23	4,500	4,684
	New York NY GO, Prere.	5.000%	3/1/23	6,745	7,017
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	8,500	9,426
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	17,740	19,603
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,100	8,257
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/60	5,500	6,056
	New York State Bridge Authority Highway Revenue	5.000%	1/1/29	1,065	1,297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Bridge Authority Highway Revenue	5.000%	1/1/30	830	1,031
	New York State Bridge Authority Highway Revenue	5.000%	1/1/31	600	759
	New York State Bridge Authority Highway Revenue	4.000%	1/1/33	1,285	1,500
	New York State Bridge Authority Highway Revenue	4.000%	1/1/35	1,425	1,650
	New York State Bridge Authority Highway Revenue	4.000%	1/1/36	675	779
	New York State Bridge Authority Highway Revenue	4.000%	1/1/51	1,255	1,409
	New York State Dormitory Authority	4.000%	7/1/27	470	473
	New York State Dormitory Authority	5.000%	5/1/39	500	503
	New York State Dormitory Authority	3.000%	3/15/41	5,000	5,047
[7]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/23	280	292
[7]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	315	336
[8]	New York State Dormitory Authority College & University Revenue	5.150%	7/1/24	2,000	2,098
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/25	1,270	1,317
[7]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/25	315	344
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	3,140	3,486
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	750	832
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	2,595	2,885
[7]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	325	361
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/27	1,025	1,062
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	655	726
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	500	569
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	490	544
[7]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/27	350	396
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/28	1,470	1,523
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	540	548
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	400	453
[7]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/28	300	343
	New York State Dormitory Authority College & University Revenue	5.000%	5/1/29	1,660	1,720
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,300	1,473
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	1,010	1,147
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	850	985
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	25	29
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	45	50
[7]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/29	300	348
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	2,000	2,231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	500	569
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	515	596
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	5,065	5,792
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	505	589
[7]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/30	300	352
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/31	1,275	1,357
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/31	1,015	1,131
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,750	1,775
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	3,000	3,313
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	955	1,086
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	1,000	1,162
[7]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/31	350	416
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/32	1,450	1,541
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	540	648
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	575	670
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	1,825	2,117
[7]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	325	391
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	500	546
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	1,200	1,326
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/33	1,030	1,176
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/33	7,395	8,155
	New York State Dormitory Authority College & University Revenue	5.500%	7/1/33	1,390	1,462
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/34	1,660	1,813
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/34	1,500	1,709
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	15	15
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	755	851
	New York State Dormitory Authority College & University Revenue	3.500%	7/1/35	40	41
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	6,210	6,867
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	1,650	1,801
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	1,355	1,522

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	570	640
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	225	256
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	560	631
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,000	2,310
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	2,395	2,639
[7]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	1,335	1,633
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,000	2,240
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	530	589
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	7,615	8,127
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	300	341
[7]	New York State Dormitory Authority College & University Revenue	4.000%	7/1/36	2,000	2,259
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,500	1,730
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,020	1,140
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	505	561
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	325	369
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/37	1,555	1,799
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	245	282
[7]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	2,000	2,440
[7]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/37	225	268
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	7,290	7,739
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	405	449
[7]	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	600	676
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/38	2,515	2,901
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/38	5,000	5,958
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	5,385	5,851
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	1,010	1,117
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/39	2,510	2,887
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,615	1,933
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	1,455	1,658
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	15	17

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/39	600	729
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,180	1,256
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	2,500	2,859
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	7,625	8,386
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	2,135	2,554
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/40	2,840	3,125
[9]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/40	1,500	2,122
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	3,000	3,056
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	4,235	4,767
[7]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	1,000	1,210
	New York State Dormitory Authority College & University Revenue	4.250%	5/1/42	2,850	2,908
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/42	2,790	2,864
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	10	11
[7]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/42	300	354
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	9,320	10,062
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/43	1,410	1,556
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/43	1,185	1,306
	New York State Dormitory Authority College & University Revenue	5.750%	7/1/43	7,105	7,463
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/44	9,585	10,593
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/44	2,500	2,598
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/45	5,000	5,612
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/45	1,500	1,641
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	2,790	3,066
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/45	2,000	2,854
[7]	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	3,250	3,599
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	3,000	4,287
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,250	1,400
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	2,900	4,161
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	14,705	16,102
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	11,580	16,687

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	2,500	2,803
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/49	4,000	4,379
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/49	7,500	9,071
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/50	3,000	3,374
[7]	New York State Dormitory Authority College & University Revenue	5.000%	7/1/52	2,505	2,984
	New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,630	1,653
	New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,210	1,227
	New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,000	1,014
	New York State Dormitory Authority College & University Revenue (Brooklyn Law School Project), Prere.	5.000%	7/1/22	1,000	1,014
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/41	7,185	8,204
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	1,070	1,161
	New York State Dormitory Authority College & University Revenue (New School Project)	5.000%	7/1/46	4,880	5,538
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	3,625	3,678
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	10,000	10,146
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	4,200	4,261
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	3,250	3,297
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	2,290	2,323
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	3,000	3,043
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	2,250	2,283
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	13,500	13,697
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	9/1/22	2,355	2,404
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	9/1/22	1,520	1,552
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	30	31
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	30	31
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	5/1/23	20	21
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	1,300	1,369
	New York State Dormitory Authority College & University Revenue, Prere.	5.250%	7/1/23	2,500	2,641
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	542
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,000	1,085

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	500	542
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	2,110	2,289
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/24	1,805	1,958
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	15	17
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	5	6
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	235
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/25	210	235
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	500	535
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	670	726
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/27	2,135	2,357
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	780	895
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/27	2,200	2,564
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/28	2,355	2,598
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	700	800
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	1,555	1,805
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	1,300	1,509
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/29	8,135	8,971
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,550	1,763
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,070	1,207
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	485	525
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/30	500	558
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/30	2,225	2,452
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/30	540	603
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	3,000	3,472
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/31	450	502
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/31	2,400	2,345
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/31	450	502
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	900	1,039
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/31	1,200	1,383
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/32	1,145	1,275

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/32	2,650	2,917
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	710	718
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	745	841
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	1,875	2,202
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/32	340	379
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/33	700	779
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/33	3,555	3,911
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	2,650	2,562
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	800	902
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/33	2,250	2,642
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,000	1,150
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/33	1,100	1,214
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/34	825	918
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	5/1/34	775	823
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	3,000	3,327
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,200	1,325
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/35	950	1,056
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,620	1,795
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/35	450	501
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/35	2,200	2,531
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/35	1,100	1,262
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/36	500	556
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/36	3,020	3,317
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	400	452
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	100	108
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/36	405	441
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	1,100	1,261
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/37	640	712
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/37	1,000	1,098
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,350	1,496

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/37	4,000	4,322
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/37	300	326
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/37	1,000	1,146
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/38	680	756
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/38	4,800	5,179
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/38	600	651
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/39	600	666
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/39	4,000	4,027
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/39	550	596
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/40	500	530
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/40	1,870	2,021
[3]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	1,300	1,434
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	3,400	3,818
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	5,000	5,800
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	5.000%	5/1/43	2,275	2,487
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	3,500	3,637
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/45	4,000	4,311
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	11,500	12,539
[5]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/50	5,000	5,100
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/50	5,000	5,509
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/53	10,000	10,994
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/24	2,140	2,272
	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	5/1/26	2,000	2,243
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/28	3,290	3,571
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	4,985	5,342
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	5,100	5,911
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	6,000	6,603
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,000	1,118
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	3,240	3,565
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	1,000	1,100

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	5,000	5,724
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	1,750	1,974
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	4,985	5,486
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5,000	5,821
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	3,500	3,994
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/35	5,000	5,498
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	7,500	9,166
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/35	3,510	4,002
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	3,000	3,305
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	4,305	4,808
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	5,030	5,744
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	3,000	3,418
New York State Dormitory Authority Income Tax Revenue	3.250%	3/15/36	1,665	1,717
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,000	1,116
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	3,000	3,372
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	5,000	5,356
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	5,670	6,357
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,430	1,571
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	3,705	3,966
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	5,000	6,130
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	5,030	5,523
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/39	3,500	3,545
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/40	8,115	9,055
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/40	3,500	3,539
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	830	908
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/41	5,000	5,344
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	500	580
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,500	1,697
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	650	708
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/47	1,500	1,654

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/47	5,000	5,546
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	10,890	12,006
	New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/48	5,000	5,540
	New York State Dormitory Authority Income Tax Revenue	3.000%	2/15/49	3,000	2,971
	New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	5,000	5,503
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	3,225	3,194
[3,4]	New York State Dormitory Authority Income Tax Revenue TOB VRDO	0.230%	3/3/22	22,865	22,865
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/24	15	16
	New York State Dormitory Authority Income Tax Revenue, Prere.	4.000%	2/15/27	15	17
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	9/15/28	10	12
[7]	New York State Dormitory Authority Intergovernmental Agreement Revenue	4.000%	7/1/52	3,435	3,757
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/30	1,535	1,817
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	1/15/31	5,000	5,909
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/31	7,500	9,475
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/32	5,000	6,269
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	7,000	8,013
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/35	5,000	6,221
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	3,000	3,726
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	5,000	5,658
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/47	5,000	5,566
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	2,700	3,128
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	1,860	2,150
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/29	2,250	2,594
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	10,000	10,374
[1]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/31	750	815
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	10,300	10,668
[1]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	1,000	1,086
[1]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	1,725	2,124
[1]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	1,000	1,086
[1]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	1,655	2,034

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/34	1,125	1,291
[1]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/34	1,000	1,086
[1]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/35	900	1,030
[1]	New York State Dormitory Authority Lease (Non-Terminable) Revenue	4.000%	10/1/36	575	657
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/26	1,425	1,628
[1]	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/27	1,000	1,089
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/33	600	690
	New York State Dormitory Authority Lease (Non-Terminable) Revenue (School Districts Bond Financing Program)	5.000%	10/1/34	520	596
	New York State Dormitory Authority Lease Revenue	5.000%	4/1/34	1,290	1,559
	New York State Dormitory Authority Lease Revenue	5.000%	10/1/34	1,175	1,420
	New York State Dormitory Authority Lease Revenue	4.000%	4/1/35	1,055	1,167
	New York State Dormitory Authority Lease Revenue	4.000%	10/1/35	645	713
	New York State Dormitory Authority Lease Revenue	3.000%	4/1/42	2,000	2,038
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	3,000	3,448
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/30	2,000	2,296
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/31	2,015	2,312
[1]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/32	1,000	1,193
[1]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/33	1,290	1,536
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	5.000%	7/1/33	3,048	3,893
	New York State Dormitory Authority Local or Guaranteed Housing Revenue	3.000%	7/1/45	4,547	4,521
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	400	476
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	5,000	5,357
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	4,840	5,429
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	300	359
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	5,000	5,355
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	2,500	2,799

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	5,703
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,000	5,908
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,240	5,609
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	5,000	5,696
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	1,000	1,155
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	6,700	7,916
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	10,020	11,839
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	8,030	8,590
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	3,600	4,156
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	5,000	5,346
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	5,000	5,901
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	4,500	5,374
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	5,000	5,893
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/39	1,250	1,491
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	3,000	3,533
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	11,000	12,653
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	14,700	16,894
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/42	1,000	1,175
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	4,085	4,690
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	2,615	3,070
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	35	37
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	4,800	5,696
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/45	8,495	9,956
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/46	5,500	5,953
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	7,570	8,190
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/47	5,000	5,536
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	5,000	5,532
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/48	5,250	6,213
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/33	4,000	4,678
New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/34	1,000	1,173

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/36	2,500	2,721
	New York State Environmental Facilities Corp. Water Revenue	5.000%	8/15/36	1,000	1,169
	New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/37	5,610	6,200
	New York State Environmental Facilities Corp. Water Revenue	5.000%	9/15/40	2,370	2,603
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	3,000	3,397
	New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	11,310	13,065
	New York State Environmental Facilities Corp. Water Revenue	5.000%	3/15/45	5,000	5,468
	New York State Housing Finance Agency	2.875%	11/1/56	3,165	2,869
	New York State Housing Finance Agency	3.000%	11/1/61	1,500	1,375
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/31	1,105	1,162
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	11/1/32	1,000	1,047
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.625%	11/1/33	2,340	2,475
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/39	1,000	1,049
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.550%	11/1/39	1,000	1,038
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.350%	11/1/40	4,300	3,960
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.250%	11/1/41	3,145	3,170
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	11/1/43	2,325	2,398
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	1,140	1,195
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	11/1/43	2,380	2,461
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.000%	11/1/44	1,500	1,474
[5]	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	11/1/45	4,990	4,350
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	2,635	2,701
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/48	1,830	1,876
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.900%	11/1/48	1,665	1,709
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/48	1,500	1,576
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	8,000	7,706
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.375%	11/1/49	5,000	5,004
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.600%	11/1/50	1,000	861
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/51	1,230	1,075
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.730%	11/1/51	2,000	1,778
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/52	3,440	3,287

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/54	1,000	851
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	3.150%	11/1/54	4,000	3,895
	New York State Housing Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	770	667
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	5,265	5,784
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	4,085	4,480
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,220	1,378
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	2,665	2,920
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	1,700	1,918
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	5,500	6,023
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	2,900	3,272
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	5,155	5,636
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	2,970	3,349
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	1,800	2,100
	New York State Thruway Authority Highway Revenue	5.000%	1/1/33	2,560	2,886
	New York State Thruway Authority Highway Revenue	5.000%	1/1/34	2,185	2,547
	New York State Thruway Authority Highway Revenue	5.000%	1/1/35	3,100	3,605
	New York State Thruway Authority Highway Revenue	4.000%	1/1/36	1,275	1,393
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	2,500	2,759
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	250	267
	New York State Thruway Authority Highway Revenue	4.000%	1/1/39	2,500	2,752
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/40	2,500	2,769
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	2,500	2,740
	New York State Thruway Authority Highway Revenue	4.000%	1/1/41	9,000	9,953
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	2,550	2,867
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/45	3,000	3,293
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/46	425	425
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	10,000	11,168
	New York State Thruway Authority Highway Revenue	3.000%	1/1/48	3,000	2,967
	New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	4,924
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	14,000	15,161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,000	2,185
	New York State Thruway Authority Highway Revenue	3.000%	1/1/51	7,500	7,369
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	5,975	6,640
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,500	3,478
	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	3,500	3,443
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	5,000	5,404
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	2,000	2,181
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	16,095	18,104
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	4,765	4,692
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/53	16,840	18,654
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	12,000	13,232
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	3,410	3,871
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	5,000	5,357
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	3,000	3,738
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	3,000	3,432
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	2,000	2,237
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	3,000	3,714
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	1,000	1,184
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/38	5,000	5,615
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	3,505	3,950
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/39	3,450	3,865
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	2,050	2,070
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	5,000	5,046
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/40	3,280	3,690
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/41	5,000	5,585
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/41	6,000	7,336
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	1,000	1,181
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	5,000	5,185
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	4,000	4,448
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	5,895	6,555

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/47	2,600	2,578
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/48	5,000	5,446
	New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	7,310	8,088
[3,4]	New York State Urban Development Corp. Income Tax Revenue TOB VRDO	0.260%	3/3/22	4,687	4,687
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/35	1,490	1,813
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	7,035	8,547
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/39	1,340	1,619
	New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/40	925	1,115
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/42	5,000	5,041
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/43	3,525	3,906
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	2,500	2,766
	New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/45	3,635	4,014
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	6,000	5,998
	New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/50	13,850	13,819
	New York State Urban Development Corp. Lease (Appropriation) Revenue	2.625%	3/15/51	3,000	2,760
	New York Transportation Development Corp Industrial Revenue	4.000%	12/1/39	1,530	1,657
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/33	4,655	5,488
	New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/35	2,505	2,939
	Niagara Area Development Corp. College & University Revenue (Niagara University Project), Prere.	5.000%	5/1/22	320	322
	Niagara Area Development Corp. College & University Revenue (Niagara University Project), Prere.	5.000%	5/1/22	2,750	2,770
[2]	Niagara Falls Public Water Authority Water Revenue	4.250%	7/15/34	3,000	3,119
	Oneida County Local Development Corp. College & University Revenue (Utica College Project)	4.000%	7/1/39	500	523
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/34	1,000	1,125
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/35	1,000	1,124
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/36	1,000	1,123
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/49	3,785	4,173
[1]	Oneida County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.000%	12/1/51	5,000	4,752
[7]	Onondaga Civic Development Corp. College & University Revenue	5.000%	7/1/31	690	813
[7]	Onondaga Civic Development Corp. College & University Revenue	4.000%	7/1/34	330	356
[7]	Onondaga Civic Development Corp. College & University Revenue	4.000%	7/1/36	350	377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Onondaga Civic Development Corp. College & University Revenue	4.000%	7/1/38	200	219
[7]	Onondaga Civic Development Corp. College & University Revenue	4.000%	7/1/39	500	535
	Onondaga Civic Development Corp. College & University Revenue	4.000%	7/1/41	250	272
[7]	Onondaga Civic Development Corp. College & University Revenue	4.000%	7/1/42	530	564
	Onondaga Civic Development Corp. College & University Revenue	5.000%	7/1/46	500	586
	Onondaga Civic Development Corp. College & University Revenue	5.000%	7/1/51	725	847
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/32	510	586
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/33	540	621
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/33	300	357
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/34	565	649
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/34	300	356
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/35	595	683
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	7/1/35	410	486
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/36	625	717
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/36	435	474
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/37	355	406
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/37	300	326
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/38	285	326
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/38	275	299
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/39	350	379
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	4.000%	7/1/40	300	325
	Onondaga Civic Development Corp. College & University Revenue (Le Moyne College Project)	5.000%	1/1/43	1,000	1,142
	Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/28	450	496
	Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/29	475	522
	Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/30	450	494
	Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/33	575	630
	Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/35	635	695
	Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/40	1,940	2,121
	Onondaga Civic Development Corp. College & University Revenue (Moyne College Project)	5.000%	7/1/45	3,950	4,299
	Onondaga Civic Development Corp. College & University Revenue, Prere.	5.000%	7/1/22	1,000	1,014

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Onondaga Civic Development Corp. College & University Revenue, Prere.	5.000%	7/1/22	1,855	1,881
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.500%	3/1/24	1,305	1,331
Onondaga Civic Development Corp. Health, Hospital, Nursing Home Revenue	5.250%	3/1/31	4,200	4,284
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project)	4.000%	12/1/47	7,750	8,565
Onondaga County Trust for Cultural Resources College & University Revenue (Syracuse University Project), Prere.	5.000%	12/1/23	1,000	1,067
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/35	1,140	1,277
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/36	1,475	1,648
Onondaga County Trust for Cultural Resources Local or Guaranteed Housing Revenue (Abby Lane Housing Corp. Project)	5.000%	5/1/40	2,200	2,440
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	3,545	3,971
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/31	380	456
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	1,750	1,955
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	1,290	1,403
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/35	4,275	5,045
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	3,000	3,376
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	3,380	3,765
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	1,750	1,933
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	3,565	3,909
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/41	2,250	2,544
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	13,180	14,600
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	5,000	5,475
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/45	8,765	9,569
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	3,000	3,395
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	8,000	9,356
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	5,000	5,912
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	13,525	14,831
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	5,000	6,024
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	4/15/57	2,000	2,285
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/15/57	2,000	2,318

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	11,450	13,579
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	5,000	5,508
	Rockland County NY GO	4.000%	4/1/22	70	70
	Rockland County NY GO	4.000%	4/1/23	235	243
	Rockland County NY GO	4.000%	4/1/24	240	254
	Rockland County NY GO	4.000%	4/1/25	255	276
	Rockland County NY GO	4.000%	4/1/26	265	292
	Rockland County NY GO	4.000%	4/1/27	270	303
	Rockland County NY GO	4.000%	4/1/28	285	325
	Rockland County NY GO	4.000%	4/1/29	300	347
	Rockland County NY GO	4.000%	4/1/30	310	364
	Rockland County NY GO	4.000%	4/1/31	320	374
	Rockland County NY GO	4.000%	4/1/32	335	390
[1]	Rockland County NY GO	3.000%	6/15/32	2,815	2,989
	Rockland County NY GO	4.000%	4/1/33	350	407
	Rockland County NY GO	4.000%	4/1/34	370	429
	Rockland County NY GO	4.000%	4/1/35	385	445
	Rockland County NY GO	4.000%	4/1/36	410	473
	Rockland County NY GO	4.000%	4/1/44	1,995	2,262
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	10	11
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	2,815	3,088
	Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	65	71
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/32	220	261
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/33	175	208
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/34	225	267
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/35	225	267
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/36	500	592
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/38	610	633
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	4.000%	7/1/38	1,440	1,621
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/38	300	354
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/39	2,635	2,728
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	3.000%	7/1/40	2,110	2,180
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/43	3,550	4,164
	Saratoga County Capital Resource Corp. College & University Revenue (Skidmore College Project)	5.000%	7/1/48	4,520	5,269
[1]	Schenectady NY GO	3.000%	5/1/31	635	662
[1]	Schenectady NY GO	3.000%	5/1/32	1,205	1,251
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/28	310	350
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/29	660	745
	St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/29	100	118

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/30	285	340
St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/31	450	507
St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/31	275	332
St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/32	265	320
St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/33	250	302
St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/34	830	939
St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/34	250	301
St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/35	1,510	1,710
St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/35	270	325
St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	7/1/36	545	618
St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/36	300	361
St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/37	300	360
St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/38	225	270
St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/39	235	281
St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/40	250	298
St. Lawrence County Industrial Development Agency College & University Revenue	5.000%	9/1/41	300	357
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/30	75	89
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/31	100	121
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/32	100	121
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/33	100	121
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/34	150	181
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/35	150	181
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/36	105	126
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/37	150	180
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/38	150	180
St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/39	150	179

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/40	150	179
	St. Lawrence County Industrial Development Agency College & University Revenue (Clarkson University Project)	5.000%	9/1/41	130	155
	St. Lawrence County Industrial Development Agency College & University Revenue (St. Lawrence University Project)	5.000%	7/1/29	325	334
	St. Lawrence County Industrial Development Agency College & University Revenue (St. Lawrence University Project)	5.000%	7/1/43	8,870	9,138
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/23	230	240
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/24	250	266
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	250	270
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,500	1,618
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	3,000	3,233
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	720	820
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	180	205
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	1,000	1,127
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/34	170	192
	Suffolk County Economic Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	12/1/40	2,000	2,237
	Suffolk County Judicial Facilities Agency Lease (Appropriation) Revenue	5.000%	11/1/33	9,000	9,478
[1]	Suffolk County NY GO	4.000%	10/15/27	2,410	2,677
[2]	Suffolk County NY GO	4.000%	10/15/28	3,850	4,339
[2]	Suffolk County NY GO	4.000%	4/1/30	4,420	4,880
[2]	Suffolk County NY GO	4.000%	4/1/31	4,590	5,052
[1]	Suffolk County NY GO	3.000%	6/15/31	250	255
	Suffolk County Water Authority Water Revenue	3.250%	6/1/43	580	608
[7]	Suffolk NY GO	5.000%	6/15/31	1,000	1,226
[7]	Suffolk NY GO	5.000%	6/15/32	850	1,057
[7]	Suffolk NY GO	5.000%	6/15/33	915	1,135
[7]	Suffolk NY GO	5.000%	6/15/34	715	886
	Suffolk Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/50	3,750	3,987
	Syracuse Industrial Development Agency Lease (Appropriation) Revenue (Syracuse City School District Project)	4.000%	5/1/34	725	808
	Syracuse Industrial Development Agency Lease (Appropriation) Revenue (Syracuse City School District Project)	4.000%	5/1/35	500	555
	Syracuse Industrial Development Agency Lease (Non-Terminable) Revenue	4.000%	5/1/33	1,025	1,133
	Syracuse Industrial Development Agency Lease (Non-Terminable) Revenue	4.000%	5/1/34	1,200	1,325
	Syracuse Industrial Development Agency Lease (Non-Terminable) Revenue	4.000%	5/1/35	1,000	1,101
	Tompkins County Development Corp. College & University Revenue	5.000%	7/1/32	1,555	1,719

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	7,770	8,130
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	2,705	2,250
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	725	804
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	500	555
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	5,500	4,290
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	3,010	3,427
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,510	2,683
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	235	178
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	2,000	2,215
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	3,210	3,745
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/35	5,000	6,038
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	5,010	5,680
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	2,500	2,795
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/38	1,000	1,138
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	3,000	3,497
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	4,305	4,741
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	7,510	8,488
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,600	5,337
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/43	10,000	11,772
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	6,325	7,436
Triborough Bridge & Tunnel Authority Highway Revenue	5.250%	11/15/45	4,000	4,445
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	7,340	8,480
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	3,995	4,060
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/48	7,500	8,351
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/49	2,240	2,662
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	6,820	8,307
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	10,000	11,058
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/54	9,500	11,444
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	17,000	18,744
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	5,000	6,071

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Triborough Bridge & Tunnel Authority Highway Revenue TOB VRDO	0.230%	3/3/22	14,000	14,000
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	3.000%	5/15/32	2,360	2,550
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	0.000%	5/15/33	5,000	3,759
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	3,090	3,460
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	2.500%	5/15/51	2,500	2,183
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/51	4,545	5,091
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	2,500	3,066
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/52	3,000	4,338
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/56	11,000	12,985
	Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/57	5,000	6,103
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/23	1,000	1,054
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/24	1,165	1,262
	Troy Capital Resource Corp. College & University Revenue	5.000%	8/1/25	1,000	1,112
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/27	150	174
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/28	275	326
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/30	470	535
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/31	235	267
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/32	365	414
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/33	100	113
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/34	155	175
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/35	190	215
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/36	380	429
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/37	2,900	3,524
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/38	2,500	3,033
	Troy Capital Resource Corp. College & University Revenue	5.000%	9/1/39	2,845	3,445
	Troy Capital Resource Corp. College & University Revenue	4.000%	9/1/40	2,060	2,312
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/26	3,095	3,483
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,880	6,731
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/29	5,015	5,717
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/30	5,325	6,048

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,725	1,948
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/33	5,000	5,637
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/34	6,000	6,750
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/36	900	1,010
	TSASC Inc. NY Tobacco Settlement Funded Revenue	5.000%	6/1/41	5,500	6,123
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	9,650	10,285
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	2,755	3,111
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	5,185	5,522
[10]	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	18,700	21,052
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	7,400	7,851
	Webster Central School District GO	2.000%	6/15/33	1,180	1,113
	Webster Central School District GO	2.000%	6/15/34	1,265	1,178
	Westbury Union Free School District GO	2.000%	12/15/31	3,600	3,553
	Westbury Union Free School District GO	2.000%	12/15/32	3,670	3,594
	Westchester County Local Development Corp. College & University Revenue	5.000%	5/1/34	15,200	16,179
	Westchester County Local Development Corp. College & University Revenue	5.500%	5/1/42	7,640	8,219
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	400	405
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	525	550
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	680	720
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	350	378
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	475	527
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	2.875%	7/1/26	1,380	1,359
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	590	656
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	440	489
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,035	1,155
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.200%	7/1/28	3,515	3,453
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	370	410
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,000	1,116
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	500	554
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,000	1,117
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	200	220
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	2,500	2,775

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	3.750%	11/1/37	2,375	2,443
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	2,000	2,094
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	550	604
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	610	632
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	11/1/46	21,895	24,244
[3]	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue	5.000%	7/1/56	3,100	3,188
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (Kendal On Hudson Project)	5.000%	1/1/28	1,350	1,386
	Westchester County Local Development Corp. Health, Hospital, Nursing Home Revenue (Kendal On Hudson Project)	5.000%	1/1/34	2,235	2,288
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/37	1,275	1,401
	Westchester County Local Development Corp. Local or Guaranteed Housing Revenue (Purchase Housing Corp. II Project)	5.000%	6/1/47	1,000	1,083
	Westchester County NY Healthcare Corp. Health, Hospital, Nursing Home Revenue	6.000%	11/1/30	15	15
	Westchester Tobacco Asset Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,500	2,849
	Western Nassau County Water Authority Water Revenue	3.000%	4/1/39	845	890
	Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/40	750	832
	Yonkers Economic Development Corp. Charter School Aid Revenue	5.000%	10/15/50	1,325	1,452
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	4.000%	10/15/29	400	419
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/39	1,000	1,101
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/49	640	696
	Yonkers Economic Development Corp. Charter School Aid Revenue (Charter School Education Excellence Project)	5.000%	10/15/54	765	829
					5,271,591
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	1,000	1,068
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/27	475	529
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	375	401
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/31	5,980	6,700
					8,698
Puerto Rico (0.5%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	895	851
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	2,511	2,223

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	3,388	2,834
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	275	214
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	13,536	14,789
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	1,437	1,570
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	105	116
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	100	110
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/46	725	235
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	4,390	4,912
				27,854
Total Tax-Exempt Municipal Bonds (Cost $5,207,945)				5,308,143
Total Investments (99.9%) (Cost $5,207,945)				5,308,143
Other Assets and Liabilities—Net (0.1%)				7,466
Net Assets (100%)				5,315,609
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2022, the aggregate value was $156,075,000, representing 2.9% of net assets.
4	Scheduled principal and interest payments are guaranteed by bank letter of credit.
5	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
6	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
7	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2022.
8	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Securities with a value of $960,000 have been segregated as initial margin for open futures contracts.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2022	529	62,571	296

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	June 2022	(202)	(28,548)	(312)
Ultra Long U.S. Treasury Bond	June 2022	(89)	(16,549)	(208)
				(520)
				(224)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of February 28, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,308,143	—	5,308,143
Derivative Financial Instruments
Assets
Futures Contracts[1]	296	—	—	296
Liabilities
Futures Contracts[1]	520	—	—	520
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.